Share-based compensation (Details 3) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 12, 2014	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Compensation cost not yet recognized
Total compensation cost related to non-vested share-based compensation awards		$ 41,385
Allocated share based compensation expense		5,783	$ 1,418	$ 5,460
Compensation in the form of shares		1,188
SOP I
Compensation cost not yet recognized
Allocated share based compensation expense				2,074
SOP II
Compensation cost not yet recognized
Allocated share based compensation expense		816	$ 1,418	$ 3,386
2014 Plan
Compensation cost not yet recognized
Allocated share based compensation expense		$ 3,779
SARs and PSAs
Fair value assumptions
Risk-free interest rate (as a percent)		2.00%
Attrition rate (as a percent)		3.00%
Volatility factor		40.00%
Exercise price (in dollars per share)		$ 36.21
SARs and PSAs | Maximum
Fair value assumptions
Expected dividend yield (as a percent)		0.00%
SARs
Share-based compensation
Number of shares granted		433,586
Fair value assumptions
Weighted-average grant date fair value (per share)		$ 4.55
Quantity
Outstanding at the end of the period (in dollars)		433,586
Granted during the period ( in shares)		433,586
Non-vested at the end of the period (in shares)		433,586
Weighted Average grant-date fair value
Outstanding at the end of the period (in dollars per share)		$ 4.55
Granted (in dollars per share)		4.55
Non-vested at the end of the period (in dollars per share)		$ 4.55
Aggregate intrinsic value and weighted-average contractual term
The aggregate intrinsic value		$ 5,572
The weighted average remaining contractual term		955 days
SARs | 2014 Plan | Tranche One
Share-based compensation
Number of shares vested		91,652
Vesting period		9 months
SARs | 2014 Plan | Tranche Two
Share-based compensation
Number of shares vested		113,332
Vesting period		1 year 9 months
SARs | 2014 Plan | Tranche Three
Share-based compensation
Number of shares vested		118,268
Vesting period		2 years 9 months
SARs | 2014 Plan | Tranche Four
Share-based compensation
Number of shares vested		110,334
Vesting period		3 years 9 months
PSAs
Share-based compensation
Number of shares granted		1,284,314
Fair value assumptions
Weighted-average grant date fair value (per share)		$ 5.29
Quantity
Outstanding at the end of the period (in dollars)		1,284,314
Granted during the period ( in shares)		1,284,314
Non-vested at the end of the period (in shares)		1,284,314
Weighted Average grant-date fair value
Outstanding at the end of the period (in dollars per share)		$ 5.29
Granted (in dollars per share)		5.29
Non-vested at the end of the period (in dollars per share)		$ 5.29
Aggregate intrinsic value and weighted-average contractual term
The aggregate intrinsic value		$ 20,215
The weighted average remaining contractual term		979 days
PSAs | 2014 Plan | Tranche One
Share-based compensation
Number of shares vested		264,690
Vesting period		9 months
PSAs | 2014 Plan | Tranche Two
Share-based compensation
Number of shares vested		319,121
Vesting period		1 year 9 months
PSAs | 2014 Plan | Tranche Three
Share-based compensation
Number of shares vested		319,121
Vesting period		2 years 9 months
PSAs | 2014 Plan | Tranche Four
Share-based compensation
Number of shares vested		381,382
Vesting period		3 years 9 months
Restricted Stock Units (RSUs)
Share-based compensation
Number of shares granted		996,216
Fair value assumptions
Weighted-average grant date fair value (per share)		$ 36.21
Quantity
Outstanding at the end of the period (in dollars)		989,771
Granted during the period ( in shares)		996,216
Forfeited during the period ( in shares)		(6,445)
Non-vested at the end of the period (in shares)		989,771
Weighted Average grant-date fair value
Outstanding at the end of the period (in dollars per share)		$ 36.21
Granted (in dollars per share)		36.21
Forfeited (in dollars per share)		36.21
Non-vested at the end of the period (in dollars per share)		$ 36.21
Aggregate intrinsic value and weighted-average contractual term
The aggregate intrinsic value		$ 51,211
The weighted average remaining contractual term		976 days
Restricted Stock Units (RSUs) | 2014 Plan
Fair value assumptions
Attrition rate (as a percent)		3.00%
Exercise price (in dollars per share)		$ 0
Restricted Stock Units (RSUs) | 2014 Plan | Chief Financial Officer
Share-based compensation
Number of shares granted		328,513
Quantity
Granted during the period ( in shares)		328,513
Restricted Stock Units (RSUs) | 2014 Plan | Employees and consultants
Share-based compensation
Number of shares granted		667,703
Quantity
Granted during the period ( in shares)		667,703
Restricted Stock Units (RSUs) | 2014 Plan | Tranche One | Chief Financial Officer
Share-based compensation
Number of shares vested		65,702
Vesting period		4 months 12 days
Restricted Stock Units (RSUs) | 2014 Plan | Tranche One | Employees and consultants
Share-based compensation
Number of shares vested		136,085
Vesting period		9 months
Restricted Stock Units (RSUs) | 2014 Plan | Tranche Two | Chief Financial Officer
Share-based compensation
Number of shares vested		65,702
Vesting period		1 year 4 months 12 days
Restricted Stock Units (RSUs) | 2014 Plan | Tranche Two | Employees and consultants
Share-based compensation
Number of shares vested		167,526
Vesting period		1 year 9 months
Restricted Stock Units (RSUs) | 2014 Plan | Tranche Three | Chief Financial Officer
Share-based compensation
Number of shares vested		65,702
Vesting period		2 years 4 months 12 days
Restricted Stock Units (RSUs) | 2014 Plan | Tranche Three | Employees and consultants
Share-based compensation
Number of shares vested		168,513
Vesting period		2 years 9 months
Restricted Stock Units (RSUs) | 2014 Plan | Tranche Four | Chief Financial Officer
Share-based compensation
Number of shares vested		65,702
Vesting period		3 years 4 months 12 days
Restricted Stock Units (RSUs) | 2014 Plan | Tranche Four | Employees and consultants
Share-based compensation
Number of shares vested		195,579
Vesting period		3 years 9 months
Restricted Stock Units (RSUs) | 2014 Plan | Tranche Five | Chief Financial Officer
Share-based compensation
Number of shares vested		65,705
Vesting period		4 years 4 months 12 days
Restricted Stock Units (RSUs) | Share-based remuneration plan
Share-based compensation
Number of shares granted	164,257
Quantity
Granted during the period ( in shares)	164,257
Restricted Stock Units (RSUs) | Share-based remuneration plan | Vesting based on service conditions
Compensation cost not yet recognized
Total compensation cost related to non-vested share-based compensation awards		$ 4,753
Restricted Stock Units (RSUs) | Share-based remuneration plan | Vesting based on service conditions | Tranche One
Share-based compensation
Number of shares vested	32,851
Vesting period	7 months 19 days
Restricted Stock Units (RSUs) | Share-based remuneration plan | Vesting based on service conditions | Tranche Two
Share-based compensation
Number of shares vested	32,851
Vesting period	1 year 7 months 19 days
Restricted Stock Units (RSUs) | Share-based remuneration plan | Vesting based on service conditions | Tranche Three
Share-based compensation
Number of shares vested	31,851
Vesting period	2 years 7 months 19 days
Restricted Stock Units (RSUs) | Share-based remuneration plan | Vesting based on service conditions | Tranche Four
Share-based compensation
Number of shares vested	32,851
Vesting period	3 years 7 months 19 days
Restricted Stock Units (RSUs) | Share-based remuneration plan | Vesting based on service conditions | Tranche Five
Share-based compensation
Number of shares vested	32,853
Vesting period	4 years 7 months 19 days